(Loss)/earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
(Loss)/earnings per share
Summary of computation of basic and diluted profit/(loss) per share

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
	(Note i)	(Note i)	(Note ii)
Numerator:
(Loss)/profit attributable to owners of the Company – basic	(76,675)	(255,237)	136,309
Reversal of fair value gain of:
—Series A Preferred Shares	—	—	(136,656)
—Convertible note	—	—	—
—Exchangeable note liabilities	—	—	(45,274)
Reversal of interest expense on convertible note	—	—	—
Share based compensation	—	—	—
(Loss)/profit attributable to owners of the Company – diluted	(76,675)	(255,237)	(45,621)
Shares (denominator):
Weighted average number of shares – basic	41,000,000	41,060,255	46,097,963
Conversion of Series A Preferred Shares	—	—	12,693,699
Conversion of convertible note	—	—	—
Conversion of exchangeable note liabilities	—	—	4,863,438
Cancellation of ordinary shares due to conversion of exchangeable note liabilities	—	—	(4,863,438)
Share based compensation	—	—	—
Weighted average number of shares – diluted	41,000,000	41,060,255	58,791,662
(Loss)/earnings per share – basic (RMB)	(1.87)	(6.22)	2.96
Loss per share – diluted (RMB)	(1.87)	(6.22)	(0.78)

Note i    As the Group incurred loss for the years ended 31 December 2017 and 2018, the conversion of Series A Preferred Shares and convertible note would be anti‑dilutive and therefore, related changes in fair value and interest expense are not included in the computation of diluted loss per share. Diluted loss per share and basic loss per share are the same for the years ended 31 December 2017 and 2018